Shareholder Report, Average Annual Return (Details) B274543_Direxion Daily META Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	17 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily META Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily META Bull 2X Shares NAV
Average Annual Return, Percent	1.43%	22.15%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	21.56%
Meta Platforms Corporation [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Meta Platforms Corporation
Average Annual Return, Percent	14.23%	24.35%